LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock price				$ 0.35
Exercise price				$ 0.46
Expected life	7 years 7 months 17 days			2 years 6 months
Expected volatility - Minimum	54.00%	54.00%	54.00%	54.00%	53.00%
Expected volatility - Maximum	68.00%	68.00%	68.00%	68.00%	66.00%
Assumed dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate - Minimum	0.13%	0.13%	0.13%	0.13%	2.00%
Risk-free interest rate - Maximum	2.97%	2.97%	2.97%	2.97%	4.50%
Minimum [Member]
Stock price	0.05	0.05	$ 0.05	$ 0.05
Exercise price	0.01	0.01	$ 0.01	$ 0.01
Expected life	6 months	6 months	6 months	6 months	2 years 6 months
Maximum [Member]
Stock price	0.50	0.50	$ 0.50	$ 0.50
Exercise price	0.65	0.65	$ 0.65	$ 0.65
Expected life	9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	7 years 6 months